Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Subsequent Event	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 49,329
Net operating loss carry-forward expiration date					Dec. 31, 2018	Dec. 31, 2033
Cumulative earnings undistributed	26,240
Taxes payable current and noncurrent	7,872
Discrete benefit of re-measurement of unrecognized tax benefits				22,700
Unrecognized tax benefits	29,683	26,084	21,440
Unrecognized tax benefits, if recognized, would reduce annual effective tax rate	28,955
Estimated decrease in unrecognized tax benefits due to expiration of certain statutes of limitations in the next twelve months	717
Unrecognized tax benefits reductions impact on effective tax rate	639
Income tax examination interest and penalty (benefit) expense	376	90
Income tax examination total accrued interest and penalties	$ 1,304	$ 928